Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Defined Benefit Plan, Benefits Payment [Table Text Block]
201 7			201 6		201 5
Date Paid	Amount		Date Paid	Amount	Date Paid	Amount
1/6/2017	$119	(1)		$0		$0
10/15/2017	27		10/15/16	33	10/15/2015	42
12/27/2017	99			0	12/30/2015	151
Total	$245			$33		$193

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2017	2016	2015
Shares held by participants beginning of the year	339,870	334,277	336,024
Shares allocated to participants	24,317	24,377	24,317
Shares distributed to participants	(7,052)	(18,784)	(26,064)
Shares held by participants end of year	357,135	339,870	334,277

Unreleased shares beginning of the year	279,746	304,123	328,440
Shares released during year	(24,317)	(24,377)	(24,317)
Unreleased shares end of year	255,429	279,746	304,123
Total ESOP shares end of year	612,564	619,616	638,400
Fair value of unreleased shares at December 31	$4,878,694	4,895,555	3,512,621

Share-based Compensation, Stock Options, Activity [Table Text Block]
					Unvested options
	Shares Available For Grant	Unvested Restricted S hares O utstanding	Options O utstanding	Award Value/ Weighted Average Exercise P rice	Number	Weighted Average Grant Date Fair V alue	Vesting Period (in years)
2001 Plan
December 3 1, 2014	0	0	15,000	$30.00	0
Forfeited/expired	0	0	(15,000)	30.00	0
December 31, 2015	0	0	0	0.00	0
December 31, 2016	0	0	0	0.00	0
December 31, 2017	0	0	0	0.00	0

2009 Plan
December 31, 2014	96,405	84,858	15,000	$4.77	0
Granted January 2 7, 2015	(11,903)	9,919	0	N/A	0		3
Granted April 28, 2015	(3,158)	2,632	0	N/A	0		1
Granted June 8, 2015	(398)	332	0	N/A	0		1
Forfeited/expired	395	(329)	0		0
Transferred from 2001 Plan	15,000	0	0		0
Vested	0	(58,526)	0		0
December 31, 2015	96,341	38,886	15,000	4.77	0
Granted January 26, 2016	(4,087)	3,406	0	N/A	0		3
Granted January 26, 2016	(34,229)	0	34,229	11.21	34,229	4.04	3
Granted April 26, 2016	(3,149)	2,624	0	N/A	0		1
Vested	0	(24,320)	0		0
December 31, 2016	54,876	20,596	49,229	9.25	34,229	4.04
Granted January 31, 2017	(11,164)	9,303	0	N/A			3
Transferred to 2017 Plan	(43,712)	0	0	N/A
Vested	0	(15,018)	0		(11,409)	4.04
December 31, 2017	0	14,881	49,229	$9.25	22,820	$4.04

2017 Plan
April 25, 2017	375,000
Granted May 5 , 2017	(3,420)	2,280	0	N/A			1
Transferred from 2009 Plan	43,712	0	0
December 31, 2017	415,292	2,280	0	N/A	0

Total all plans	415,292	17,161	49,229	$9.25	22,820	$4.04

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
May 6, 2009	$4.77	15,000	1.4	15,000	0	$0	N/A
January 26, 2016	$11.21	34,229	8.1	11,409	22,820	18,062	1.1
		49,229		26,409	22,820	$18,062

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
201 6
Risk-free interest rate	2.10%
Expected life (in years)	10
Expected volatility	22.83%
Expected dividends	0.00%